Condensed Consolidated Statement of Stockholder's Equity (Unaudited) - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, Amount at Dec. 31, 2012	$ 662.5		$ 1,104.9	$ (442.7)
Balance, Shares at Dec. 31, 2012		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(117.8)			(117.8)
Stock-based compensation expense	4.6		4.6
Balance, Amount at Dec. 31, 2013	551.5		1,109.5	(560.5)
Balance, Shares at Dec. 31, 2013		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17.1)			(17.1)
Stock-based compensation expense	4.5		4.5
Return of capital to parent company	(9.0)		(9.0)
Balance, Amount at Dec. 31, 2014	528.9		1,105.0	(577.6)
Balance, Shares at Dec. 31, 2014		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(33.6)			(33.6)
Stock-based compensation expense	3.1		3.1
Return of capital to parent company	(7.5)		(7.5)
Balance, Amount at Dec. 31, 2015	489.8	$ 0.0	1,101.0	(611.2)
Balance, Shares at Dec. 31, 2015		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(14.0)			(14.0)
Stock-based compensation expense	3.3		3.3
Return of capital to parent company	(12.6)		(12.6)
Balance, Amount at Jun. 30, 2016	$ 466.5	$ 0.0	$ 1,091.7	$ (625.2)
Balance, Shares at Jun. 30, 2016		1,000